Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 6,295,000
Research and development costs	37,018,000	$ 47,566,000	$ 53,018,000
Research tax credit	(1,714,000)	(3,821,000)	(5,374,000)
Government and other grants	(4,062,000)	(1,939,000)	(1,834,000)
Development costs capitalized (*)	(120,000)	(15,485,000)	(22,328,000)
Amortization of capitalized development costs	61,000	2,206,000	2,642,000
Total research and development expense	31,183,000	28,527,000	26,124,000
Research tax credit		(1,371,000)	(2,145,000)
Common [Table]
Receivables from taxes other than income tax	6,295,000
Capitalized Research And Development Costs	120,000	15,485,000	22,328,000
Research Tax Credit 2023
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	1,437,000	4,343,000	133,000
Common [Table]
Receivables from taxes other than income tax	$ 1,437,000	$ 4,343,000	$ 133,000